CONVERTIBLE NOTES (Details - Convertible debentures) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: current portion of convertible notes, net	$ (1,879,853)	$ (2,349,677)
Convertible notes, net	1,312,335	897,349
Convertible Debentures [Member]
Debt Instrument [Line Items]
Loan discounts	(1,988,089)	(385,266)
Total convertible notes, net	3,192,188	3,247,026
Less: current portion of convertible notes, net	(1,879,853)	(2,349,677)
Convertible notes, net	1,312,335	897,349
Convertible Debentures [Member] | Unsecured Convertible Notes Curiosity [Member]
Debt Instrument [Line Items]
Convertible debt, gross	278,000	0
Convertible Debentures [Member] | Convertible Promissory Notes Bridge Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross	0	373,587
Convertible Debentures [Member] | Unsecured Convertible Redeemable Notes Variable Conversion Price [Member]
Debt Instrument [Line Items]
Convertible debt, gross	0	265,000
Convertible Debentures [Member] | Senior Secured Convertible Note With Original Issuance Discount L 1 [Member]
Debt Instrument [Line Items]
Convertible debt, gross	4,400,000	0
Convertible Debentures [Member] | Secured Convertible Notes O I D [Member]
Debt Instrument [Line Items]
Convertible debt, gross	75,000	153,250
Convertible Debentures [Member] | Senior Secured Convertible Newbridge [Member]
Debt Instrument [Line Items]
Convertible debt, gross	0	52,572
Convertible Debentures [Member] | Senior Secured Convertible Original T D H Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross	0	882,175
Convertible Debentures [Member] | Senior Secured Convertible T D H Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross	359,056	1,645,393
Convertible Debentures [Member] | Senior Secured Convertible Additional Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross	$ 68,221	$ 260,315